DISCONTINUED OPERATIONS (Details) - COP ($) $ in Millions	10 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of discontinued operations [Line Items]
Interest income on loans		$ 7,322,453	$ 8,027,598		$ 7,952,627
Overnight and market funds		36,449	26,779		20,968
Interest and valuation on investment		384,610	525,423		542,946
Total interest and valuation		16,116,500	16,696,393		15,748,805	[1]
Interest expense		(5,670,216)	(6,232,986)	[2]	(6,053,100)	[1]
Net margin on financial instruments		384,610	525,423		544,184
Fees and other service income, net		2,781,203	2,545,999	[2]	2,330,963	[1]
Other operating income		61,768	232,185		203,115
Total operating expenses		(7,482,898)	(7,226,058)	[2]	(6,970,581)	[1]
Profit before tax		3,615,870	3,992,771	[2]	3,968,282	[1]
Income tax		829,435	1,238,598		1,176,832
Net profit of discontinued operations		$ 0	$ 0		$ 163,497
Discontinued operations [member]
Disclosure of discontinued operations [Line Items]
Interest income on loans	$ 408,233
Overnight and market funds	320
Interest and valuation on investment	1,246
Total interest and valuation	409,799
Interest expense	(106,110)
Net margin on financial instruments	303,689
Credit impairment charges on loans, net	(323,290)
Net interest and valuation income after provision for loans and financial leases	(19,601)
Fees and other service income, net	244,193
Other operating income	1,365
Total income, net	225,957
Total operating expenses	(221,310)
Profit before tax	4,647
Income tax	(2,961)
Net profit of discontinued operations	$ 1,686

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2017 disclosed in the Bank’s annual report in 2017 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.